[Janus Letterhead]

August 31, 2016

VIA EDGAR

Securities and Exchange Commission (the “Commission”)

100 F Street, N.E.

Washington, DC 20549

Attention:         Office of Filings, Information & Consumer Services

Re:	Janus Detroit Street Trust (“Registrant”)

(File Nos. 333-207814 and 811-23112)

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 9 and Amendment No. 10 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(2) under the 1933 Act.

The Amendment is being filed for the purpose of establishing a new series of the Registrant, Janus SG Global Quality Income ETF (the “Fund”). The cover of the Prospectus and the Statement of Additional Information for the Fund includes the disclosure pursuant to Rule 481(b)(2) under the 1933 Act (“red herring” legend).

As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(2) of the 1933 Act, the Amendment is scheduled to become effective on November 14, 2016.

Please call me at (303) 782-3054 with any comments, questions, or if you would like any additional information regarding this filing.

Respectfully,

/s/ Adithya Attawar

Adithya Attawar

Assistant Secretary

Enclosure (via EDGAR only)

cc:	Byron D. Hittle, Esq.

Asen Parachkevov, Esq.

Michelle Rosenberg, Esq.

Francine Hayes, Esq.